Environment-related topics	12 Months Ended
Dec. 31, 2023
Environment-related topics
Environment-related topics

23. Environment-related topics

The Group’s activities are subject to certain environmental regulations: The Group Management considers its operations comply, in all relevant aspects, with the laws and regulations related to the protection of the environment. On the other hand, the Group records provisions for the dismantling of wind and solar renewable assets based on the commitments assumed with the owners of the premises in which they are located. The Group monitors potential relevant changes on environmental regulations related with its activities and no significant future changes were identified for a foreseeable future.